T. ROWE PRICE New Asia Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CAYMAN ISLANDS 0.2%
Common Stocks 0.2%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $10,313 (USD) (1)(2)(3) 2,705,860 5,493
Total Cayman Islands (Cost
$10,313
)
5,493
CHINA 41.3%
Common Stocks 31.3%
Alibaba Group Holding (HKD) (3) 7,397,240 101,702
China Resources Gas Group (HKD)  11,245,200 47,289
China Resources Mixc Lifestyle Services (HKD)  6,222,400 35,851
China Tourism Group Duty Free, Class H (HKD) (3) 231,800 7,102
Great Wall Motor, Class H (HKD) (4) 10,457,000 14,765
H World Group (HKD)  7,757,500 36,883
H World Group, ADR (USD)  127,400 6,049
JD.com, Class A (HKD)  807,588 23,980
Kanzhun, ADR (USD) (3) 1,900,899 46,173
KE Holdings, ADR (USD) (3) 2,987,199 54,785
Li Auto, Class A (HKD) (3) 2,165,600 26,499
Meituan, Class B (HKD) (3) 3,497,406 78,188
New Horizon Health (HKD) (3)(4) 1,857,500 7,230
Ping An Insurance Group, Class H (HKD)  1,554,000 12,071
Shandong Weigao Group Medical Polymer, Class H (HKD) (4) 27,068,800 44,999
Silergy (TWD)  2,568,000 52,257
Sunny Optical Technology Group (HKD)  2,277,400 30,738
Tencent Holdings (HKD)  3,795,560 184,954
Tingyi Cayman Islands Holding (HKD)  8,808,000 14,653
Tsingtao Brewery, Class H (HKD)  2,942,000 28,405
Wuxi Biologics Cayman (HKD) (3) 1,644,500 13,732
Yum China Holdings (HKD)  694,200 42,060
Yum China Holdings (USD)  323,800 19,949
930,314
Common Stocks - China A Shares 10.0%
Glodon, A Shares (CNH)  4,289,145 41,618
Hongfa Technology, A Shares (CNH)  5,748,894 31,980
Hoymiles Power Electronics, A Shares (5) 95,561 14,204
Inner Mongolia Yili Industrial Group, A Shares (CNH)  5,840,926 28,229
Jiangsu Hengli Hydraulic, A Shares (CNH)  2,920,338 28,359
NARI Technology, A Shares (CNH)  5,576,076 21,857
NARI Technology, A Shares (5) 2,196,699 8,608
Shenzhen Inovance Technology, A Shares (CNH)  3,922,308 41,514
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  594,468 29,398

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
Sungrow Power Supply, A Shares (CNH)  660,749 12,796
Zhejiang Hangke Technology, A Shares (CNH)  2,109,889 15,821
ZWSOFT Guangzhou, A Shares (5) 649,369 20,865
295,249
Total China (Cost
$1,079,105
)
1,225,563
HONG KONG 5.9%
Common Stocks 5.9%
AIA Group  7,537,000 85,226
Budweiser Brewing APAC  3,856,900 12,170
HKT Trust & HKT  15,987,000 20,946
Hong Kong Exchanges & Clearing  404,700 18,202
Hongkong Land Holdings (USD)  7,721,300 37,747
Total Hong Kong (Cost
$105,539
)
174,291
INDIA 12.8%
Common Stocks 12.8%
Container Corp. of India  4,603,508 35,598
Godrej Consumer Products (3) 1,197,008 13,407
HDFC Bank  3,261,172 64,267
HDFC Life Insurance  5,582,414 39,605
Housing Development Finance  1,027,591 33,155
ICICI Bank  2,512,453 25,801
Infosys, ADR (USD)  3,464,191 65,127
Kotak Mahindra Bank  1,585,873 33,748
Maruti Suzuki India  140,668 15,343
Power Grid Corp. of India  11,471,420 30,632
Voltas  970,993 9,539
Zomato (3) 20,170,632 12,310
Total India (Cost
$276,974
)
378,532
INDONESIA 2.0%
Common Stocks 2.0%
Bank Central Asia  75,149,200 42,648
Unilever Indonesia  56,300,700 17,525
Total Indonesia (Cost
$34,163
)
60,173

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
MALAYSIA 0.9%
Common Stocks 0.9%
CIMB Group Holdings  20,350,700 27,487
Total Malaysia (Cost
$24,764
)
27,487
NETHERLANDS 2.5%
Common Stocks 2.5%
ASML Holding (USD)  112,242 74,174
Total Netherlands (Cost
$35,367
)
74,174
PHILIPPINES 1.8%
Common Stocks 1.8%
Ayala Land  18,618,800 10,042
Bank of the Philippine Islands  4,565,090 8,790
Converge Information and Communications Technology
Solutions (3) 38,709,190 12,436
Universal Robina  9,197,280 23,234
Total Philippines (Cost
$55,015
)
54,502
SINGAPORE 4.7%
Common Stocks 4.7%
CapitaLand Integrated Commercial Trust  24,333,700 39,813
DBS Group Holdings  3,194,400 87,451
Sea, ADR (USD) (3) 168,900 10,886
Total Singapore (Cost
$97,731
)
138,150
SOUTH KOREA 9.6%
Common Stocks 9.6%
Amorepacific (3) 160,348 19,060
Coupang (USD) (3) 412,180 6,962
Hyundai Mobis  154,173 25,779
LG Chem  84,758 47,837
NAVER  187,784 31,196
Samsung Electronics  3,095,850 154,205
Total South Korea (Cost
$191,902
)
285,039

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 1.1%
Common Stocks 1.1%
Cie Financiere Richemont, Class A  206,562 31,843
Total Switzerland (Cost
$11,090
)
31,843
TAIWAN 10.9%
Common Stocks 10.9%
Chailease Holding  2,835,225 21,366
Taiwan Semiconductor Manufacturing  16,444,574 290,194
Vanguard International Semiconductor  3,753,000 12,615
Total Taiwan (Cost
$69,274
)
324,175
THAILAND 1.3%
Common Stocks 1.3%
CP ALL  18,950,600 37,715
Total Thailand (Cost
$28,500
)
37,715
VIETNAM 1.6%
Common Stocks 1.6%
Bank for Foreign Trade of Vietnam (3) 5,865,278 23,053
Hoa Phat Group  23,202,200 21,948
Mobile World Investment  1,880,500 3,978
Total Vietnam (Cost
$41,317
)
48,979
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 4.36% (6)(7) 58,273,234 58,273
Total Short-Term Investments (Cost $58,273) 58,273

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.36% (6)(7) 22,588,436 22,589
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 22,589
Total Securities Lending Collateral (Cost $22,589) 22,589
Total Investments in Securities 99.3%
(Cost $2,141,916) $ 2,946,978
Other Assets Less Liabilities 0.7% 21,797
Net Assets 100.0% $ 2,968,775
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$5,493 and represents 0.2% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Non-income producing
(4) All or a portion of this security is on loan at January 31, 2023.
(5) China A shares held through the QFII are subject to certain restrictions.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 344++
Totals $ —# $ — $ 344+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 84,108  ¤  ¤ $ 80,862
Total $ 80,862^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $344 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $80,862.

T. ROWE PRICE New Asia Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Asia Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Asia Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Asia Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Asia Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F39-054Q1 01/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 284,105 $ 2,576,518 $ 5,493 $ 2,866,116
Short-Term Investments 58,273 — — 58,273
Securities Lending Collateral 22,589 — — 22,589
Total $ 364,967 $ 2,576,518 $ 5,493 $ 2,946,978